Establishment of a financial holding company and plan of stock transfer	6 Months Ended
Jun. 30, 2018
Disclosure of financial holding company and plan of stock transfer [Abstract]
Establishment of a Financial Holding Company and Plan of Stock Transfer

46.	ESTABLISHMENT OF A FINANCIAL HODING COMPANY AND PLAN OF STOCK TRANSFER

The Group’s board of directors held a meeting on June 19, 2018, approving the plan to transfer shares which was formulated to facilitate the establishment of a financial holding company by means of comprehensive share transfer. In relation to the establishment of the financial holding company, the Group is currently undertaking processes to obtain approval from the Financial Services Committee.

The six companies that are subject to the share transfer plan include the Bank, Woori FIS Co., Ltd., Woori Finance Research Institute Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., and Woori Private Equity Asset Management Co., Ltd. After the Group obtains approval from the Financial Services Committee, the Group is planning to establish the financial holding company during the first half of 2019 through processes such as annual shareholders’ meeting. Following the establishment of the financial holding company, the six companies mentioned above will become fully owned subsidiaries of the holding company.

After the financial holding company is established, the shares of the Group will be delisted from the Korea Stock Exchange and New York Stock Exchange during the first half of the 2019, and the shares of the newly established financial holding company will be listed on both Korea Stock Exchange and New York Stock Exchange.